Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2023 are as follows:

			Thousands of Euros
			Balance at	Business			Translation	Balance at
	Segment	Reference	31/12/2022	Combination	Impairment	Transfers	differences	31/12/2023
Net value
Grifols UK, Ltd. (UK)	Biopharma		7,747	—	—	—	160	7,907
Grifols Italia.S.p.A. (Italy)	Biopharma		6,118	—	—	—	—	6,118
Biomat USA, Inc.(USA)	Biopharma		899,948	—	—	—	(31,274)	868,674
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic		9,859	—	—	—	(13)	9,846
Grifols Therapeutics, Inc. (USA)	Biopharma		2,083,432	—	—	—	(72,402)	2,011,030
Progenika Biopharma, S.A. (Spain)	Diagnostic		40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic		2,722,785	—	—	—	(93,790)	2,628,995
Kiro Grifols, S.L. (Spain)	Others		24,376	—	—	—	—	24,376
Haema, AG. (Germany)	Biopharma		190,014	—	—	—	—	190,014
BPC Plasma, Inc. (USA)	Biopharma		160,964	—	—	—	(5,594)	155,370
Plasmavita Healthcare GmbH (Germany)	Biopharma		9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Others		82,481	—	—	—	(2,866)	79,615
Grifols Canada Therapeutics, Inc (Canada)	Biopharma		154,775	—	—	—	(1,934)	152,841
GigaGen, Inc (USA)	Others		119,590	—	—	—	(4,156)	115,434
Haema Plasma Kft. (Hungary)	Biopharma	Note 3	13,529	—	—	—	620	14,149
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)	Biopharma	Note 3	2,802	7,858	—	—	(157)	10,503
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	Note 3	303,624	—	—	—	—	303,624
Access Biologicals, LLC (USA)	Bio Supplies	Note 3	179,362	—	—	(174,427)	(4,935)	—
Grifols Bio Supplies Inc (USA)	Bio Supplies		—	—	—	174,427	(1,299)	173,128
AlbaJuna Therapeutics, S.L (Spain)	Others	Note 3	—	1,794	(1,794)	—	—	—
			7,011,909	9,652	(1,794)	0	(217,640)	6,802,127
				(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2022 were as follows:

			Thousands of Euros
			Balance at	Business			Translation	Balance at
	Segment	Reference	31/12/2021	Combination	Disposals	Transfers	differences	31/12/2022
Net value
Grifols UK.Ltd. (UK)	Biopharma		8,185	—	—	—	(438)	7,747
Grifols Italia.S.p.A. (Italy)	Biopharma		6,118	—	—	—	—	6,118
Biomat USA, Inc.(USA)	Biopharma		676,321	—	—	175,920	47,707	899,948
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic		9,752	—	—	—	107	9,859
Grifols Therapeutics, Inc. (USA)	Biopharma		1,962,024	—	—	—	121,408	2,083,432
Progenika Biopharma, S.A. (Spain)	Diagnostic		40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic		2,565,493	—	—	—	157,292	2,722,785
Kiro Grifols S.L. (Spain)	Others		24,376	—	—	—	—	24,376
Goetech LLC (USA)	Others	Note 3	59,590	—	(63,798)	—	4,208	—
Haema AG (Germany)	Biopharma		190,014	—	—	—	—	190,014
BPC Plasma, Inc. (USA)	Biopharma		151,584	—	—	—	9,380	160,964
Interstate Blood Bank, Inc. (USA)	Biopharma		171,184	—	—	(175,920)	4,736	—
Plasmavita Healthcare GmbH (Germany)	Biopharma		9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Others		77,675	—	—	—	4,806	82,481
Grifols Canada Therapeutics, Inc (Canada)	Biopharma		155,755	—	—	—	(980)	154,775
GigaGen, Inc (USA)	Others		112,621	—	—	—	6,969	119,590
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)	Biopharma	Note 3	7,706	(4,894)	—	—	(10)	2,802
Haema Plasma Kft. (Hungary)	Biopharma	Note 3	—	14,739	—	—	(1,210)	13,529
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	Note 3	—	303,624	—	—	—	303,624
Access Biologicals, LLC (USA)	Bio Supplies	Note 3	—	180,834	—	—	(1,472)	179,362
			6,228,901	494,303	(63,798)	—	352,503	7,011,909
				(See note 3)

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment testing of the CGUs for 2023 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	2.0%	11.3%
Diagnostic	2.0%	10.1%
Bio Supplies	2.0%	11.4%
Kiro Grifols	1.6%	12.0%
GigaGen	N/A	19.8%

	Sink rate	Success rate
GigaGen	5.0%	20.0%

The key assumptions used in calculating impairment testing of the CGUs for 2022 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Biopharma	1.9%	10.9%
Diagnostic	1.9%	9.7%
Bio Supplies	1.9%	10.9%
Kiro Grifols	1.5%	11.6%
GigaGen	N/A	19.6%

	Sink rate	Success rate
GigaGen	5.0%	20.0%

Schedule the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps

Sink rate
GigaGen	+/- 100 bps

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 100 bps

Sink rate
GigaGen	+/- 100 bps

Schedule of reasonably possible changes in key assumptions considered by management in the calculation of the Diagnostic CGU recoverable amount would cause the carrying amount to exceed its recoverable amount

% Asset Value
Aggregate sensitivity scenario to NAT, BTS and CDx sales	(4)%